Financial Assets and Liabilities - Summary of Net Debt Reconciliation (Details) $ in Thousands	12 Months Ended
Jun. 30, 2018 USD ($)
Changes from financing cash flows
Proceeds from borrowings	$ 31,704
Payments of transaction costs from borrowings	(392)
Total changes in liabilities arising on financing cash flows	31,312
Funds receivable from debt financing	28,950
Accrued transaction costs	(1,590)
Amortization of transaction costs	725
As of June 30, 2018	59,397
Non-current Borrowings
Changes from financing cash flows
Proceeds from borrowings	31,704
Payments of transaction costs from borrowings	(392)
Total changes in liabilities arising on financing cash flows	31,312
Funds receivable from debt financing	28,950
Accrued transaction costs	(1,590)
Amortization of transaction costs	725
As of June 30, 2018	$ 59,397